Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Amounts recovered from insurance		$ 210
Total	$ 9,854	19,552	$ 26,893
Other Incomes
Statement [Line Items]
Discounts obtained from suppliers	1,404	896	665
Fines charged to suppliers	593	83	267
Taxes recovered	1,646	1,811	1,487
Amounts recovered from insurance	86	293	14,861
Overestimate of provisions for third-party obligations	365	287	118
Sale of assets classified as properties, plant and equipment	246	311	1,626
Sale of mining rights	1,126	8,796	5,852
Easements, pipelines and roads	2,106	4,949	1,619
Refunds for mining patents and notarial expenses	20	198	85
Others	$ 2,262	$ 1,928	$ 313